LEASES - Operating And Finance Leases (Details) $ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USN ($)	Mar. 31, 2022 USN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
LEASES
Operating cash flows from operating leases	$ 43	$ 40	$ 265	$ 276
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets			$ 583	$ 136